Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
	For the Years Ended December 31,
	2022	2021	2020
Revenue	$159	$10,794	$192,424
Cost of revenues	(5,260)	(342,496)	(407,366)
Gross profit	(5,101)	(331,02)	(214,942)
Operating expenses	(140,073)	(621,760)	(1,491,473)
(Loss) income from discontinued operations	(145,174)	(953,462)	(1,706,415)
Other income (expense), net	(193,880)	(1,692,369)	(858,782)
(Loss) income before tax	(339,054)	(2,645,831)	(2,565,197)
Net (loss) income from discontinued operations	$(339,054)	$(2,645,831)	$(2,565,197)

Schedule of assets and liabilities of the discontinued operations
	December 31,	December 31,
	2022	2021

CURRENT ASSETS:
Restriced cash	$1,289,051	$14,85,009
Accounts receivable, net	2,513	235
Prepayments and other current assets, net	549,771	5,870,073
Total current assets held for sales	1,841,335	7,355,317
NON-CURRENT ASSETS
Property, plant and equipment, net	665,492	761,761
Land use rights, net	102,609	117,492
Total non-current assets held for sales	768,101	879,253
Total assets held for sales	$2,609,436	$8,234,570

CURRENT LIABILITIES:
Accounts payable	$2,714,811	$2,967,905
Advances from customers	85,136	93,000
Short term loans	4,980,335	5,440,350
Short-term loans - related parties	246,454	269,235
Taxes payable	13,897	58,541
Due to related parties	712,516	778,377
Other current liabilities	3,584,508	8,291,266

Total current liabilities held for sales	12,337,657	17,898,674

Non-current Liabilities held for sale	1,037	1,132
Total liabilities held for sales	$12,338,694	$17,899,806